UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund :	Royce Capital Fund
Fund Address :	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND – MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Products – 8.2%
Apparel, Shoes and Accessories - 2.9%
Fuqi International [a,b]	59,999	$1,756,770
LaCrosse Footwear	263,231	3,224,580
True Religion Apparel [a,b]	124,600	3,230,878
Van De Velde	42,950	1,866,670
Volcom [a,b]	258,800	4,265,024

		14,343,922

Food/Beverage/Tobacco - 2.5%
Anglo-Eastern Plantations	187,700	1,057,405
Asian Citrus Holdings	654,000	3,344,611
HQ Sustainable Maritime Industries [b]	167,000	1,469,600
Sipef	76,000	3,833,565
Societe Internationale de Plantations d’Heveas	50,600	2,665,636

		12,370,817

Health, Beauty and Nutrition - 0.4%
Nutraceutical International [b]	146,500	1,651,055

Home Furnishing and Appliances - 1.0%
AS Creation Tapeten	82,250	2,887,447
Ekornes	69,200	1,186,060
Lumber Liquidators [a,b]	44,800	971,712

		5,045,219

Sports and Recreation - 1.4%
Arctic Cat [b]	516,360	3,645,502
Piscines Desjoyaux	155,181	1,158,128
RC2 Corporation [b]	157,000	2,237,250

		7,040,880

Total		40,451,893

Consumer Services – 4.7%
Direct Marketing - 0.5%
Manutan International	41,000	2,375,893

Leisure and Entertainment - 0.5%
Multimedia Games [b]	500,538	2,562,755

Online Commerce - 0.5%
CryptoLogic	385,000	2,275,350

Restaurants and Lodgings - 0.2%
Benihana [b]	61,314	372,176
Benihana Cl. A [b]	127,930	733,039

		1,105,215

Retail Stores - 3.0%
A.C. Moore Arts & Crafts [b]	127,300	458,280
Buckle (The) [a]	104,025	3,551,413
Cache [b]	438,250	2,173,720
Cato Corporation (The) Cl. A	124,300	2,522,047
Jos. A. Bank Clothiers [b]	44,780	2,004,801
Lewis Group	231,000	1,706,362

Stein Mart [b]	172,443	2,191,750

		14,608,373

Total		22,927,586

Financial Intermediaries – 4.3%
Banking - 1.0%
Bancorp (The) [b]	202,528	1,158,460
BCB Holdings [b]	743,907	1,456,373
Canadian Western Bank	128,600	2,384,262

		4,999,095

Insurance - 1.9%
American Physicians Service Group	40,000	921,600
American Safety Insurance Holdings [b]	144,200	2,278,360
Argo Group International Holdings [b]	70,027	2,358,509
Navigators Group [b]	42,500	2,337,500
United Fire & Casualty	78,630	1,407,477

		9,303,446

Securities Brokers - 1.4%
GMP Capital	218,600	2,776,781
Sanders Morris Harris Group	420,000	2,482,200
Thomas Weisel Partners Group [b]	281,400	1,502,676

		6,761,657

Total		21,064,198

Financial Services – 3.5%
Investment Management - 3.5%
Brait	744,000	1,881,789
CapMan Cl. B [b]	1,126,855	2,160,167
Deutsche Beteiligungs	173,400	4,105,589
Endeavour Financial	722,900	1,127,580
Gluskin Sheff + Associates	187,900	3,510,017
Sprott Resource [b]	928,100	3,068,672
U.S. Global Investors Cl. A	112,300	1,384,659

Total		17,238,473

Health – 11.4%
Commercial Services - 0.2%
PDI [b]	197,700	905,466

Drugs and Biotech - 4.3%
Anika Therapeutics [b]	133,252	866,138
CombiMatrix Corporation [a,b]	165,800	1,092,622
Dyax Corporation [b]	468,316	1,681,254
Fornix Biosciences	101,028	1,145,754
Genoptix [b]	117,924	4,101,397
Lexicon Pharmaceuticals [b]	1,718,686	3,660,801
Maxygen [b]	117,200	784,068
Medicines Company (The) [b]	174,600	1,922,346
Orchid Cellmark [b]	884,200	1,485,456
Simcere Pharmaceutical Group ADR [a,b]	80,000	636,800
ULURU [b]	2,598,490	545,683
Vetoquinol	70,000	2,205,413
YM Biosciences [b]	737,800	1,128,834

		21,256,566

Health Services - 1.4%
BioClinica [b]	272,723	1,120,892
Computer Programs and Systems	47,500	1,966,975

CorVel Corporation [b]	66,225	1,880,790
U.S. Physical Therapy [b]	141,960	2,139,337

		7,107,994

Medical Products and Devices - 5.5%
ArthroCare Corporation [b]	81,500	1,670,750
Bruker Corporation [b]	178,406	1,903,592
Cerus Corporation [b]	400,000	876,000
Cynosure Cl. A [b]	204,900	2,387,085
Exactech [b]	115,900	1,824,266
Merit Medical Systems [b]	42,000	727,860
Neogen Corporation [b]	42,493	1,372,099
NMT Medical [b]	441,000	908,460
SenoRx [b]	327,833	1,767,020
Shamir Optical Industry [b]	145,700	1,140,831
Solta Medical [b]	546,223	1,239,926
STRATEC Biomedical Systems	36,000	1,120,516
Syneron Medical [b]	471,294	5,377,465
Virtual Radiologic [a,b]	194,401	2,533,045
Young Innovations	86,153	2,266,685

		27,115,600

Total		56,385,626

Industrial Products – 10.2%
Automotive - 0.3%
Landi Renzo	318,600	1,446,457

Building Systems and Components - 2.1%
AAON	126,704	2,544,216
Drew Industries [b]	256,733	5,568,539
LSI Industries	308,599	2,052,183

		10,164,938

Industrial Components - 1.0%
Graham Corporation	212,200	3,299,710
Orion Energy Systems [a,b]	595,800	1,864,854

		5,164,564

Machinery - 1.9%
Burckhardt Compression Holding	27,500	4,511,242
Kadant [b]	196,931	2,388,773
Key Technology [b]	217,429	2,337,362

		9,237,377

Metal Fabrication and Distribution - 2.4%
Castle (A.M.) & Co.	181,221	1,801,337
Foster (L.B.) Company Cl. A [b]	90,976	2,782,046
Olympic Steel	221,500	6,354,835
Samuel Manu-Tech	231,000	1,089,572

		12,027,790

Miscellaneous Manufacturing - 1.1%
Semperit AG Holding	148,713	5,625,452

Pumps, Valves and Bearings - 0.6%
Pfeiffer Vacuum Technology	38,000	3,119,567

Specialty Chemicals and Materials - 0.8%
American Vanguard	164,133	1,363,945
Phoscan Chemical [b]	1,681,800	573,350
Victrex	144,000	1,757,071

		3,694,366

Total		50,480,511

Industrial Services – 12.2%
Commercial Services - 5.1%
ATC Technology [b]	160,937	3,180,115
Barrett Business Services	84,099	889,767
Begbies Traynor	923,700	1,616,452
Brunel International	68,000	2,323,505
CRA International [b]	72,906	1,989,605
Electro Rent	148,200	1,707,264
Forrester Research [b]	44,200	1,177,488
GP Strategies [b]	513,700	3,847,613
Healthcare Locums	410,000	1,710,182
Heritage-Crystal Clean [b]	90,267	1,150,904
Intersections [b]	276,545	1,595,665
Kforce [b]	239,633	2,880,389
Lincoln Educational Services [b]	58,735	1,343,857

		25,412,806

Engineering and Construction - 2.8%
Cavco Industries [b]	150,804	5,353,542
Exponent [b]	121,988	3,436,402
Layne Christensen [b]	73,200	2,346,060
Sterling Construction [b]	136,700	2,448,297

		13,584,301

Food, Tobacco and Agriculture - 0.5%
Zapata Corporation [b]	344,300	2,396,328

Industrial Distribution - 0.2%
Houston Wire & Cable	110,400	1,219,920

Printing - 1.6%
Courier Corporation	159,618	2,418,213
CSS Industries	84,300	1,666,611
Domino Printing Sciences	349,352	1,625,262
Ennis	140,600	2,267,878

		7,977,964

Transportation and Logistics - 2.0%
Euroseas	534,198	2,297,051
Marten Transport [b]	80,049	1,365,636
Patriot Transportation Holding [b]	58,281	4,400,216
Vitran Corporation [b]	177,450	1,600,599

		9,663,502

Total		60,254,821

Natural Resources – 17.9%
Energy Services - 5.6%
Boots & Coots [b]	1,311,500	2,111,515
Dawson Geophysical [b]	104,502	2,861,265
Gulf Island Fabrication	108,446	2,032,278
Lamprell	1,782,000	4,946,812
OYO Geospace [b]	67,808	1,751,481
Pioneer Drilling [b]	170,000	1,247,800
T-3 Energy Services [b]	245,345	4,833,296
Tesco Corporation [b]	166,980	1,332,500
TGC Industries [a,b]	645,356	3,129,977
Total Energy Services	550,900	2,495,554
World Energy Solutions [b]	230,700	756,696

		27,499,174

Oil and Gas - 0.9%
Approach Resources [b]	235,200	2,135,616

Gran Tierra Energy [b]	560,100	2,330,016

		4,465,632

Precious Metals and Mining - 10.4%
Alamos Gold [b]	391,800	3,447,211
Allied Nevada Gold [b]	554,429	5,427,860
Aquiline Resources [b]	1,061,900	4,364,040
Bear Creek Mining [b]	372,200	1,105,493
Crosshair Exploration & Mining [b]	3,247,500	779,400
Eldorado Gold [b]	183,000	2,086,200
Endeavour Silver [a,b]	586,300	1,641,640
Entree Gold [b]	988,700	2,817,795
Fronteer Development Group [b]	1,173,600	5,023,008
Gammon Gold [b]	244,847	2,083,648
Great Basin Gold [b]	1,354,175	2,074,298
Horsehead Holding Corporation [b]	437,900	5,132,188
Lumina Copper [b]	1,004,400	806,784
Quaterra Resources [b]	542,500	385,093
Red Back Mining [b]	234,000	2,629,263
Silvercorp Metals	1,020,100	4,886,279
US Gold [a,b]	1,336,796	3,863,340
Western Copper [b]	1,611,200	2,618,492

		51,172,032

Real Estate - 0.5%
Kennedy-Wilson [b]	74,000	2,745,400

Other Natural Resources - 0.5%
Magma Energy [b]	1,352,300	2,412,453

Total		88,294,691

Technology – 15.4%
Aerospace and Defense - 0.5%
Ducommun	115,800	2,189,778

Components and Systems - 2.4%
LaCie	297,079	1,608,502
SMART Modular Technologies (WWH) [b]	728,572	3,468,003
Super Micro Computer [b]	310,911	2,630,307
Vaisala Cl. A	18,065	656,919
Xyratex [b]	371,900	3,536,769

		11,900,500

Distribution - 0.7%
Diploma	1,278,000	3,533,417

IT Services - 0.5%
Neurones	240,000	2,451,402

Semiconductors and Equipment - 6.1%
Advanced Energy Industries [b]	160,200	2,281,248
ATMI [b]	183,900	3,337,785
CEVA [b]	364,500	3,918,375
GSI Technology [b]	442,500	1,765,575
Rubicon Technology [b]	140,470	2,084,575
Rudolph Technologies [b]	159,500	1,180,300
Semitool [a,b]	317,400	2,682,030
Sigma Designs [a,b]	197,825	2,874,397
Smartrac [b]	85,000	1,523,712
Supertex [b]	102,300	3,069,000
TTM Technologies [b]	484,800	5,560,656

		30,277,653

Software - 1.5%
Double-Take Software [b]	248,850	2,535,782

Fundtech [b]	184,900	2,148,538
Pervasive Software [b]	224,400	1,110,780
Phoenix Technologies [b]	405,416	1,479,768

		7,274,868

Telecommunications - 3.7%
Anaren [b]	204,368	3,474,256
Atlantic Tele-Network	142,650	7,620,363
Ceragon Networks [b]	372,900	3,154,734
Digi International [b]	265,200	2,259,504
KVH Industries [b]	188,400	1,882,116

		18,390,973

Total		76,018,591

Miscellaneous [c] – 4.6%
Total		22,725,693

TOTAL COMMON STOCKS
(Cost $449,158,577)		455,842,083

PREFERRED STOCK – 0.4%
Kennedy-Wilson Conv. [d,e]
(Cost $2,408,000)	2,408	2,127,066

REPURCHASE AGREEMENT – 8.1%
State Street Bank & Trust Company,
0.01% dated 9/30/09, due 10/1/09,
maturity value $39,980,011 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 12/31/09-1/8/10,
valued at $40,980,363)
(Cost $39,980,000)		39,980,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1287%)
(Cost $7,382,371)		7,382,371

TOTAL INVESTMENTS – 102.4%
(Cost $498,928,948)		505,331,520

LIABILITIES LESS CASH AND OTHER ASSETS – (2.4)%		(11,626,607)

NET ASSETS – 100.0%		$493,704,913

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND – SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 88.1%

Consumer Products – 10.7%
Apparel, Shoes and Accessories - 6.2%
Guess?	148,845	$5,513,219
Steven Madden [b]	331,755	12,211,901
Wolverine World Wide	354,002	8,793,410

		26,518,530

Health, Beauty and Nutrition - 4.5%
Inter Parfums	316,296	3,861,974
NBTY [b]	276,400	10,939,912
Nu Skin Enterprises Cl. A	85,400	1,582,462
Nutraceutical International [a,b]	285,104	3,213,122

		19,597,470

Total		46,116,000

Consumer Services – 9.5%
Leisure and Entertainment - 2.4%
International Speedway Cl. A	211,900	5,842,083
World Wrestling Entertainment Cl. A	313,159	4,387,358

		10,229,441

Restaurants and Lodgings - 0.2%
Ark Restaurants	65,332	1,127,630

Retail Stores - 6.9%
American Eagle Outfitters	249,200	4,201,512
Buckle (The) [a]	306,300	10,457,082
Cato Corporation (The) Cl. A	278,700	5,654,823
Dress Barn (The) [a,b]	532,454	9,546,900

		29,860,317

Total		41,217,388

Financial Intermediaries – 15.5%
Insurance - 13.0%
Allied World Assurance Company Holdings	138,800	6,652,684
American Safety Insurance Holdings [b]	195,260	3,085,108
Amerisafe [b]	208,367	3,594,331
Aspen Insurance Holdings	321,100	8,499,517
EMC Insurance Group	48,716	1,029,369
Harleysville Group	142,570	4,512,340
Max Capital Group	229,203	4,898,068
Meadowbrook Insurance Group	522,100	3,863,540
Montpelier Re Holdings	421,877	6,885,033
Reinsurance Group of America	150,600	6,716,760
State Auto Financial	41,933	751,859
Validus Holdings [a]	212,900	5,492,820

		55,981,429

Securities Brokers - 2.5%
Knight Capital Group Cl. A [b]	494,900	10,764,075

Total		66,745,504

Financial Services – 2.0%
Investment Management - 2.0%
Federated Investors Cl. B	331,300	8,736,381

Total		8,736,381

Health – 10.3%
Drugs and Biotech - 2.8%
Emergent Biosolutions [b]	288,600	5,096,676
Obagi Medical Products [b]	590,608	6,851,053

		11,947,729

Health Services - 5.5%
Gentiva Health Services [b]	265,800	6,647,658
MEDNAX [b]	134,400	7,381,248
Pharmaceutical Product Development	266,500	5,847,010
U.S. Physical Therapy [b]	270,600	4,077,942

		23,953,858

Medical Products and Devices - 2.0%
Home Diagnostics [b]	494,755	3,344,544
Patterson Companies [b]	189,700	5,169,325

		8,513,869

Total		44,415,456

Industrial Products – 7.9%
Automotive - 0.7%
Dorman Products [b]	208,259	3,128,050

Building Systems and Components - 0.8%
Simpson Manufacturing	139,485	3,523,391

Industrial Components - 0.2%
Bel Fuse Cl. A	49,762	888,252

Machinery - 1.9%
Lincoln Electric Holdings	78,300	3,715,335
Robbins & Myers	197,400	4,634,952

		8,350,287

Metal Fabrication and Distribution - 1.7%
Schnitzer Steel Industries Cl. A	51,100	2,721,075
Sims Metal Management ADR	205,570	4,097,010
Universal Stainless & Alloy Products [b]	19,869	362,609

		7,180,694

Pumps, Valves and Bearings - 2.6%
Gardner Denver [b]	229,249	7,996,205
Kaydon Corporation	98,000	3,177,160

		11,173,365

Total		34,244,039

Industrial Services – 7.4%
Commercial Services - 4.9%
ATC Technology [b]	329,359	6,508,134
Barrett Business Services	101,997	1,079,128
Kforce [b]	16,641	200,025
Korn/Ferry International [b]	57,198	834,519
ManTech International Cl. A [b]	152,000	7,168,320
MAXIMUS	101,000	4,706,600

Resources Connection [b]	9,953	169,798
TrueBlue [b]	53,040	746,273

		21,412,797

Industrial Distribution - 0.4%
Applied Industrial Technologies	74,500	1,576,420

Transportation and Logistics - 2.1%
Star Bulk Carriers [a]	371,053	1,291,264
Tidewater	165,400	7,788,686

		9,079,950

Total		32,069,167

Natural Resources – 13.8%
Energy Services - 9.7%
Ensign Energy Services	276,200	4,189,500
Helmerich & Payne	92,700	3,664,431
Major Drilling Group International [a]	69,900	1,420,002
Oil States International [b]	328,500	11,540,205
Pioneer Drilling [b]	514,464	3,776,165
Rowan Companies [b]	260,000	5,998,200
Trican Well Service	151,400	1,965,591
Unit Corporation [b]	223,300	9,211,125

		41,765,219

Oil and Gas - 2.0%
Cimarex Energy	108,318	4,692,336
Energen Corporation	88,600	3,818,660

		8,510,996

Precious Metals and Mining - 2.1%
Agnico-Eagle Mines	55,500	3,765,675
Pan American Silver [b]	124,900	2,847,720
Red Back Mining [b]	238,000	2,674,207

		9,287,602

Total		59,563,817

Technology – 8.6%
Components and Systems - 1.1%
Rimage Corporation [b]	251,598	4,299,810
Super Micro Computer [a,b]	58,711	496,695

		4,796,505

IT Services - 1.1%
Total System Services	302,200	4,868,442

Semiconductors and Equipment - 3.5%
Advanced Energy Industries [b]	190,502	2,712,749
MKS Instruments [b]	243,300	4,693,257
Rofin-Sinar Technologies [b]	133,592	3,067,272
Varian Semiconductor Equipment Associates [b]	97,400	3,198,616
Verigy [a,b]	124,713	1,449,165

		15,121,059

Telecommunications - 2.9%
Airvana [a,b]	163,838	1,109,183
Comtech Telecommunications [b]	280,166	9,307,115
NETGEAR [b]	113,800	2,088,230

		12,504,528

Total		37,290,534

Miscellaneous [c] – 2.4%
Total	10,475,969

TOTAL COMMON STOCKS
(Cost $325,472,365)	380,874,255

REPURCHASE AGREEMENT – 12.4%
State Street Bank & Trust Company,
0.01% dated 9/30/09, due 10/1/09,
maturity value $53,729,015 (collateralized
by obligations of various U.S. Government
Agencies, .875%-7.00% due 3/15/10-9/28/12,
valued at $55,073,974)
(Cost $53,729,000)	53,729,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1287%)
(Cost $3,056,310)	3,056,310

TOTAL INVESTMENTS – 101.2%
(Cost $382,257,675)	437,659,565

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%	(5,097,652)

NET ASSETS – 100.0%	$432,561,913

[a]	All or a portion of these securities were on loan at September 30, 2009. Total market value of loaned securities as of September 30, 2009 was as follows:

Fund	Market Value

Micro-Cap Portfolio	$7,089,575
Small-Cap Portfolio	2,912,627

[b]	Non-income producing.
[c]	Includes securities first acquired in 2009 and less than 1% of net assets.
[d]
A security for which market quotations are not readily available represents 0.4% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

[e]
This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

TAX INFORMATION:
At September 30, 2009, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$499,318,796	$ 6,012,724	$92,715,893	$86,703,169
Small-Cap Portfolio	382,369,835	55,289,730	70,436,253	15,146,523

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Equities	$325,642,604	$130,199,479	$2,127,066	$457,969,149
Cash equivalents	-	47,362,371	-	47,362,371
Small-Cap Portfolio
Equities	370,624,955	10,249,300	-	380,874,255
Cash equivalents	-	56,785,310	-	56,785,310

Level 3 Reconciliation:
		Change in unrealized
	Balance as of 12/31/08	appreciation (depreciation)	Purchases	Balance as of 9/30/09

Micro-Cap Portfolio
Equities	$1,949,331	$177,735	-	$2,127,066

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Restricted Securities:

Certain of the Funds’ investments are restricted as to resale and are valued at their fair value under procedures established by the Funds’ Board of Trustees. The Fund does not consider a security to be “restricted” if it may be sold by the Fund without restriction in the market in which it is primarily traded.

	Number	Acquisition		Fair Value at
Security	of Shares	Dates	Cost	9/30/09	Percent of Net Assets	Distributions Received

Micro-Cap Portfolio
Kennedy-Wilson Conv.	2,408	05/08, 09/08	$2,408,000	$2,127,066	0.4%	$126,420

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date:  November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date:  November 13, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date:  November 13, 2009